CONTINGENTLY REDEEMABLE ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
CONTINGENTLY REDEEMABLE ORDINARY SHARES
CONTINGENTLY REDEEMABLE ORDINARY SHARES

11. CONTINGENTLY REDEEMABLE ORDINARY SHARES

On December 6, 2019, the Group issued 11,318,619 contingently redeemable ordinary shares with preferential rights (the “Contingently Redeemable Ordinary Shares”) to a third-party investor (the “Investor Shareholder”), of which RMB120,000 and RMB40,000 were received on December 6, 2019 and May 18, 2020, respectively. All of the Contingently Redeemable Ordinary Shares were converted to 11,318,619 Class A ordinary shares upon the completion of the Group’s IPO in October 2020 (Note 12).

The key features of the Contingently Redeemable Ordinary Shares are summarized as follows:

Dividends

The Investor Shareholder is entitled to receive dividends when and if declared by the Board of Directors, without preference on the ordinary shares or any other classes of shares of the Company.

Voting Rights

The Investor Shareholder is entitled to the number of votes equal to the number of the ordinary shares. The Investor Shareholder shall vote together with other ordinary shareholders, with respect to any matter upon which ordinary shareholders have the right to vote.

Liquidation Preference

In the event of liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Investor Shareholder shall be entitled to receive an amount equal to the sum of the issuance price of the Contingently Redeemable Ordinary Shares for each outstanding Contingently Redeemable Ordinary Share, plus all declared but unpaid dividends, before distributions are made to the ordinary shareholders.

Redemption

The Contingently Redeemable Ordinary Shares are subject to redemption by the Company at the option of the holder upon the Company’s failure to complete the Qualified IPO before December 6, 2024 and the occurrence of certain events as specified in the shareholder agreement. The redemption price shall be equal to original issuance price and a return at the simple non-compounded rate of 10% per annum calculated from the date of the actual issuance of such Contingently Redeemable Ordinary Shares to the date on which such Contingently Redeemable Ordinary Shares are redeemed, plus all declared but unpaid dividends.

The liquidation preference and redemption right as well as other rights including preemptive rights, right of first refusal and etc. will be automatically terminated upon the completion of the Qualified IPO. The Company considered such termination a conversion feature in substance.

Accounting for Contingently Redeemable Ordinary Shares

The Contingently Redeemable Ordinary Shares are classified as mezzanine equity as they may be redeemed at the option of the holder on or after an agreed upon date outside the sole control of the Company. The Company uses the whole instrument approach to determine whether the nature of the host contract in a hybrid instrument is more akin to debt or to equity. The Company evaluated the embedded conversion features to determine if there were any embedded derivatives required bifurcation and to determine if there were any beneficial conversion features (“BCF”). On the commitment date, there is no BCF to be recognized because the most favorable conversion price used to measure the BCF of the Contingently Redeemable Ordinary Shares was higher than the fair value per ordinary share. The Company determined the fair value of ordinary shares with the assistance of an independent valuation firm. There are no embedded derivatives that are required to be bifurcated because the underlying ordinary shares are not publicly traded nor readily convertible into cash.

The Company concluded that Contingently Redeemable Ordinary Shares are not redeemable currently, but it is probable to become redeemable. The Company chose to recognize changes in the redemption value immediately as they occur and adjusted the carrying amount of the Contingently Redeemable Ordinary Shares to equal the redemption value at the end of each reporting period. An accretion charge of RMB821 and RMB10,792 (US$1,654) was recorded as an increase to the net loss attributable to ordinary shareholders for the years ended December 31, 2019 and 2020.

The movement in the carrying value of the Contingently Redeemable Ordinary Shares is as follows:

RMB
Balance as of January 1, 2019	—
Proceeds from the Investor Shareholder, net of issuance cost of nil	120,000
Accretion to redemption value	821
Balance as of December 31, 2019	120,821
Net proceeds from the Investor Shareholder	39,967
Accretion to redemption value	10,792
Conversion into Class A ordinary shares upon IPO	(171,580)
Balance as of December 31, 2020	—
Balance as of December 31, 2020 (US$)	—